Lease Commitments	12 Months Ended
Dec. 31, 2015
Lease Commitments

Note 13 – Lease Commitments

The Company leases various facilities, vehicles, and equipment under operating leases with terms expiring at various times through 2021. Rent expense under operating leases was approximately $5.6 million, $5.0 million, and $4.3 million for the years ended December 31, 2015, 2014, and 2013, respectively.

Future minimum annual rental commitments under non-cancellable operating leases as of December 31, 2015 were as follows:

(dollars in thousands)	Total non- cancellable leases
Year
2016	5,857
2017	4,250
2018	3,618
2019	1,463
Thereafter	1,905

Total	$17,093